Consolidated Statements of Operations - Credit losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Credit losses on loans and receivables and guarantees, net of recoveries	$ (3,108)	$ 13,398	$ 34,985
Credit losses on corporate guarantees		3,134
Credit losses from write off of royalty income receivables			3,875
Former consolidated entity
Disclosure of financial assets [line items]
Credit losses on loans and receivables and guarantees, net of recoveries	$ 0	6,057	$ 9,957
Credit losses relating to the consideration on sale of subsidiary		$ 3,200